NET LOSS PER SHARE (Details) - USD ($)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator [Abstract]
Net loss attributable to the Company's shareholders		$ (16,421,807)	$ (5,165,892)	$ (19,466,015)
Denominator [Abstract]
Weighted average ordinary shares used in computing basic loss per share (in shares)	[1]	175,090,266	174,853,546	174,853,546
Weighted average ordinary shares used in computing diluted loss per share (in shares)	[1]	175,090,266	174,853,546	174,853,546
Basic net loss per share (in dollars per share)	[1]	$ (0.09)	$ (0.03)	$ (0.11)
Diluted net loss per share (in dollars per share)	[1]	$ (0.09)	$ (0.03)	$ (0.11)

[1]	The share numbers are retroactively stated for purposes of calculating weighted average number of shares outstanding for loss per share to reflect the outstanding shares of CEGL as if the equity structure of Cenntro (the accounting acquirer) was stated to reflect the number of shares of CEGL (the accounting acquiree) issued in the Combination.